Prepayments and Other Receivables - Summary of Prepayments and Other Receivables (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [Line Items]
Value added tax recoverable	¥ 169	¥ 185
Rebate receivables on aircraft acquisitions	1,134	1,264
Prepayments and other receivables	12,089	11,198
Cost [member]
Disclosure of financial assets [Line Items]
Value added tax recoverable	9,025	7,997
Value added tax refundable	323	174
Subsidy receivable	1,493	1,421
Prepaid corporate income tax	85	347
Advance to suppliers	158	121
Rebate receivables on aircraft acquisitions	299	90
Amounts due from related parties (note 49(c)(i))	382	769
Deposits relating to aircraft held under leases	0	7
Other deposits	237	161
Others	381	380
Prepayments and other receivables	12,383	11,467
Impairment [member]
Disclosure of financial assets [Line Items]
Prepayments and other receivables	¥ (294)	¥ (269)